Explanatory notes to the Consolidated Statements of Cash Flows	12 Months Ended
Dec. 31, 2022
Cash Flows Explanatory Notes [Abstract]
Explanatory notes to the Consolidated Statement of Cash Flows

30.	Explanatory notes to the Consolidated Statement of Cash Flows
Non-cash items
For the year ended December 31, 2022, non-cash items of €6,285 million primarily included: (i) €6,797 million for depreciation and amortization expense, partially offset by (ii) a €711 million change in deferred taxes resulting primarily from the recognition of deferred tax assets previously unrecognized (Refer to Note 7, Tax expense/(benefit) for additional detail).
For the year ended December 31, 2021, non-cash items of €5,195 million primarily included: (i) €5,871 million for depreciation and amortization expense and (ii) a €654 million change in deferred taxes impacted by the recognition of deferred tax assets previously unrecognized primarily in France and Germany (Refer to Note 7, Tax expense/(benefit) for additional detail).
For the year ended December 31, 2020, non-cash items of €2,362 million primarily included €2,376 million of depreciation and amortization expense.
Operating activities
For the year ended December 31, 2022, net cash from operating activities of €19,959 million was primarily the result of: (i) net profit from continuing operations of €16,779 million adjusted by: (1) non-cash items of €6,285 million, (2) net increase in provisions of €1,906 million mainly attributable to product warranty, sales incentives and accruals for restructuring and CAFE penalty rates, (3) the negative effect of the change in working capital of €4,481 million, which was mainly driven by (i) an increase of €5,606 million in inventories, reflecting increases in raw materials and components costs and safety stock, as well as an increase in new vehicle inventory levels mainly as a result of logistic challenges, (ii) an increase of €1,986 million in trade receivables primarily due to a reduction in level of factoring, (iii) an increase of €1,054 million in other receivables net of other payables mainly due to advances to suppliers and indirect taxes in Enlarged Europe, partially offset by (iv) an increase of €4,165 million in trade payables, primarily reflecting increases in both inventories and costs of raw materials and components.
For the year ended December 31, 2021, net cash from operating activities of €18,646 million was primarily the result of: (i) net profit from continuing operations of €13,218 million adjusted by: (1) non-cash items of €5,195 million, (2) the positive effect of the change in working capital of €1,212 million, which was mainly driven by (i) a decrease of €2,201 million in inventories, primarily in Enlarged Europe and North America, (ii) a decrease of €246 million in trade receivables, partially offset by (iii) a decrease of €1,273 million in trade payables, primarily due to reduced volumes of production in Enlarged Europe and North America.
For the year ended December 31, 2020, net cash from operating activities of €6,241 million was primarily the result of: (i) net profit from continuing operations of €2,338 million adjusted by: (1) non-cash items of €2,362 million, (2) €1,136 million of cash from operating activities of discontinued operations and (4) the positive effect of the change in working capital of €1,300 million, which was primarily driven by (i) a decrease of €844 million in inventories as a result of stock management, (ii) an increase of €218 million in trade payables and (iii) a decrease of €191 million of trade receivables.
Investing activities
For the year ended December 31, 2022, net cash from investing activities of €10,531 million was primarily the result of (1) €8,615 million of investment in property, plant and equipment and intangible assets, including €3,487 million of capitalized development expenditures, (2) €399 million decrease in payables related to the investments in properties, plant and equipment and intangible assets, (3) an increase in receivables from financing activities of €1,413 million, which was mainly attributable to increased retail financing of Stellantis Financial Services U.S. and dealer financing in Brazil, (4) acquisitions of consolidated subsidiaries and equity method investments for €666 million including primarily the controlling interest in aiMotive, Share Now and Stimcar Holding and the capital contribution paid to StarPlus Energy LLC (Refer to Note 3, Scope of consolidation for additional detail), partially offset by the disposal of property, plant and equipment of €545 million and of investments in subsidiaries and associates of €235 million.
For the year ended December 31, 2021, net cash from investing activities of €8,674 million was primarily the result of (1) cash and cash equivalents of FCA at the date of the merger of €22,514 million, (2) €8,687 million of investment in property, plant and equipment and intangible assets, including €3,116 million of capitalized development expenditures, (2) €1,426 million decrease in payables related to the investments in properties, plant and equipment and intangible assets, and (3) an increase in receivables from financing activities of €306 million, which was mainly attributable to higher volumes of activity in South America and China, and (4) €726 million of acquisitions of consolidated subsidiaries net of their cash and equity method investments, including €147 million relating to the acquisition of First Investors Financial Services Group and €196 million capital injection in GAC-Stellantis JV. Investing activities also include the reduction of €3,115 million in cash and cash equivalents held by Faurecia at loss of control.
For the year ended December 31, 2020, net cash used in investing activities of €3,899 million was primarily the result of (1) €2,733 million of investment in properties, plant and equipment and intangible assets, including €1,238 million of capitalized development expenditures, (2) €217 million decrease in payables related to the investments in property, plant and equipment and intangible assets and (3) €1,359 million of cash used by discontinued operations, partially offset by (4) €359 million proceeds from disposal of consolidated subsidiaries and equity method investments.
Financing activities
For the year ended December 31, 2022, net cash used in financing activities of €13,167 million resulted primarily from (1) the net decrease in long-term debt of €6,480 million including (i) the repayment of €6,300 million Intesa San Paolo credit facility and of other long-term debt for €1,448 million, (ii) the repayment of bonds at maturity for €1,350 million, partially offset by the issuance of bonds for €2,231 million and new long-term debt for €387 million, (2) the distribution of dividends to Shareholders of €3,353 million, (3) the increase in securities of €2,069 million mainly driven by the investment of liquidity in financial assets which do not meet all the condition to be classified as cash equivalents, (4) the purchase of treasury shares for €923 million as a result of the exercise of GM Warrants (Refer to Note 27, Equity for additional detail), and (5) the changes in short-term debt and other financial assets and liabilities for negative €400 million.
For the year ended December 31, 2021, net cash used in financing activities of €1,366 million resulted primarily from (1) the distribution to Shareholders of €4,204 million, including (i) €2,897 million for an extraordinary distribution to FCA shareholders in accordance with the merger agreement, (ii) €1,000 million extraordinary distribution to Stellantis shareholders and (iii) €302 million distributed in cash as part of the Faurecia distribution (refer to Note 3, Scope of consolidation included elsewhere in this report), (2) the repayment at maturity of a bond issued by FCA for €1,000 million, (3) the repayment of other long-term debt for €637 million, (4) €610 million increase in investments in securities primarily by the treasury companies in North America, and (5) €846 million in net decrease in short-term debt. These were partially offset by the proceed from the issuance of notes under the EMTN Program for €3,671 million (€3,750 million nominal) and in North America for €1,770 million (US$2.0 billion) (Refer to Note 22, Debt for further information) and from new long term debt for €309 million.
For the year ended December 31, 2020, net cash from financing activities of €3,116 million resulted primarily from the issuance of a note of €1,000 million, changes in short-term debt and other financial assets and liabilities of €529 million, decrease in securities held by central treasuries of €686 million and cash flows from financing activities of discontinued operations of €1,091 million.
The following is a reconciliation of liabilities arising from financing activities for the years ended December 31, 2022 and 2021:

	Years ended December 31,
	2022	2021
	(€ million)
Total Debt at January 1	€33,582	€13,703
Add: Derivative (assets)/liabilities and collateral at January 1	(1,205)	21
Add: Securities at January 1	(839)	(1,094)
Total Liabilities from financing activities at January 1	€31,537	€12,630

FCA-PSA merger	—	22,415
Add: Derivative (assets)/liabilities and collateral from FCA-PSA merger	—	(350)
Add: Securities from FCA-PSA merger	—	129
Cash flows	(8,949)	2,650
Foreign exchange effects	397	314
Fair value changes	(110)	(139)
Changes in scope of consolidation	389	(5,616)
Transfer to (Assets)/Liabilities held for sale	—	—
Other changes	(354)	(495)

Total Liabilities from financing activities at December 31	€22,910	€31,538
Less: Derivative (assets)/liabilities and collateral at December 31	(67)	(6)
Less: Securities at December 31	(4,176)	(2,038)
Total Debt at December 31	€27,153	€33,582
Interest expense and taxes paid
During the years ended December 31, 2022, 2021 and 2020, the Company paid interest of €937 million and received interest of €1,201 million, €1,185 million and €347 million, €88 million and €76 million, respectively. Amounts indicated are also inclusive of interest rate differentials paid or received on interest rate derivatives.
During the years ended December 31, 2022, 2021 and 2020, the Company made income tax payments, net of refunds, totaling €2,860 million, €2,170 million and €385 million, respectively.
Amounts relating to IFRS 16 recognized in Consolidated Statement of Cash Flows
During the year ended December 31, 2022, 2021 and 2020, the total cash outflow for leases recognized in accordance with IFRS 16 was €626 million, €616 million and €178 million, respectively, of which €568 million, €566 million and €177 million, respectively, related to cash payments for the principal portion of lease liabilities (recognized within Cash flows from financing activities in the Consolidated Statement of cash flows) and €58 million, €50 million and €1 million, respectively, related to cash payments for interest expense related to lease liabilities (recognized within Cash flows from operating activities in the Consolidated Statement of cash flows).